LONG-TERM DEBT AND OTHER FINANCIAL DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
LONG-TERM DEBT AND OTHER FINANCIAL DEBT
5.	LONG-TERM DEBT AND OTHER FINANCIAL DEBT

Balances of long-term financial debt were as follows:

			At December 31,
			2011			2010
	Financial institution /		Nominal value
Borrower	Other	Due-year	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	2017	-	80,000	80,000	80,000
Ultrapetrol (Bahamas) Ltd.	BICE	2011	-	-	-	15,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	6,850	7,750	8,650
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	4,300	33,950	38,250	42,550
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	13,000	15,000	17,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	34,167	37,500	20,000
Ingatestone Holdings Inc.	DVB AG + Natixis	Through 2019	863	30,187	31,050	24,150
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	15,818	16,928	18,038
Stanyan Shipping Inc.	Natixis	Through 2017	908	8,395	9,303	10,211
Hallandale Commercial Corp.	Nordea	Through 2013	1,568	5,644	7,212	8,780
UABL Paraguay S.A.	IFC	Through 2020	2,174	22,826	25,000	25,000
UABL Paraguay S.A.	OFID	Through 2020	1,304	13,696	15,000	15,000
UABL Barges and others	IFC	Through 2020	3,044	31,956	35,000	35,000
UABL Paraguay S.A. and Riverpar S.A.	IFC	Through 2021	-	15,000	15,000	-
December 31, 2011			$21,504	$491,489	$512,993
December 31, 2010			$27,586	$471,793		$499,379

Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2012	$21,504
2013	28,870
2014	203,227
2015	23,227
2016	44,671
Thereafter	191,494
Total	$512,993

9% First Preferred Ship Mortgage Notes due 2014

On November 24, 2004 the Company completed a debt offering of $180,000 of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S (the "Offering").  The net proceeds of the Offering were used to repay the 2008 Senior Notes, certain other existing credit facilities and to fund some vessel acquisitions.

Interest on the 2014 Senior Notes is payable semi-annually on May 24 and November 24 of each year and principal is due on November 24, 2014.  The 2014 Senior Notes are senior obligations guaranteed by the Company's subsidiaries directly involved in our Ocean and River Business. At December 31, 2011, the 2014 Senior Notes are secured by first preferred ship mortgages on 13 river pushboats, 2 oceangoing barges and 335 river barges.

The 2014 Senior Notes are subject to certain covenants, including, among others, limiting the parent's and guarantor subsidiaries' ability to incur additional indebtedness or issue preferred stock, pay dividends to stockholders, incur liens or execute sale leasebacks of certain principal assets and certain restrictions on the Company consolidating with or merging into any other person.

Upon the occurrence of a change of control event, each holder of the 2014 Senior Notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof plus accrued and unpaid interest.  Our indenture governing our 2014 Senior Notes describes the circumstances that are considered a change of control event.

In the first quarter of 2005 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2014 Senior Notes pursuant to a registration rights agreement, to allow the 2014 Senior Notes be eligible for trading in the public markets.

Although Ultrapetrol (Bahamas) Limited, the parent company, subscribed the issued Notes, principal and related expenses will be paid through funds obtained from the operations of the Company's subsidiaries.

The 2014 Senior Notes Indenture includes certain terms under which a subsidiary may be classified as an Unrestricted Subsidiary.  The Board of Directors determined that UP Offshore (Bahamas) Limited (the holding company of our Offshore Supply Business) has met those criteria and on October 29, 2009, the board of Directors of Ultrapetrol (Bahamas) Limited declared UP Offshore (Bahamas) Limited, as an Unrestricted Subsidiary pursuant to the terms of the Indenture.  Subsequently, on December 3, 2010 the Board of Directors decided to reclassify UP Offshore (Bahamas) Limited as Restricted Subsidiary pursuant to the terms of the Indenture.

At December 31, 2011 the net book value of the assets pledged as a guarantee of the 2014 Senior Notes was $68,700.

7.25% Convertible Senior Notes due 2017

On December 23, 2010, the Company completed the sale of $80,000 aggregate principal amount of its 7.25% Convertible Senior Notes due 2017 (the "2017 Convertible Notes") through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The Convertible Notes are senior and unsecured obligations of the Company. Interest on the 2017 Convertible Notes is payable semi-annually on January 15 and July 15 of each year, commencing on July 15, 2011. Unless earlier converted, redeemed or repurchased, the 2017 Convertible Notes are due on January 15, 2017.

The 2017 Convertible Notes are convertible after January 28, 2011, at the option of the holder, into common stock at an initial conversion rate equal to 133.1691 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to an initial conversion price of approximately $7.51 per share), which is subject to adjustment.

If the arithmetic average of the daily volume weighted average price per share of the Company common stock for each of the 20 consecutive trading days beginning on January 17, 2012 is less than $6.13, then the conversion rate will be increased such that the conversion price as adjusted would represent the greater of (i) 122.5% of such arithmetic average of the daily volume weight average price and (ii) $6.13.

On or after January 15, 2015, the Company may redeem for cash all, but not less than all, of the 2017 Convertible Notes if the last reported sale price of the Company common stock equals or exceeds 130% of the applicable conversion for a specific period of time at 100% of the principal amount of the 2017 Convertible Notes to be redeemed, plus any accrued and unpaid interest to, but excluding, the redemption date.

Upon a fundamental change occurring, as defined in the 2017 Convertible Notes Indenture, each holder of the 2017 Convertible Notes, shall have the right to require the Company to repurchase the 2017 Convertible Notes in cash at a price equal to 100% of the principal amount of the 2017 Convertible Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

If a fundamental change occurs under the 2017 Convertible Notes Indenture, the Company will pay a make-whole premium upon the conversion of the 2017 Convertible Notes in connection with any such transaction by increasing the applicable conversion rate. The make-whole premium will be determined by reference to the 2017 Convertible Notes Indenture and is based on the date on which the fundamental change becomes effective and the market stock price of the Company common stock on that date. In no event shall the conversion rate exceed 163.1321 shares per $1 principal amount.

The Indenture of the 2017 Convertible Notes also contains customary events of default and cross-default provisions. If an event of default occurs and is continuing the Trustee or holders of the 25% of the 2017 Convertible Notes may require the entire amount of the Convertible Notes be immediately repaid in full.

At December 31, 2011 and 2010, the if-converted value of the 2017 Convertible Notes does not exceed their principal amount.

At December 31, 2011 and 2010 the 2017 Convertible Notes are disclosed on the Company's consolidated balance sheets as long-term debt at face value.

Subsequent events

As from February 14, 2012, the conversion rate has been adjusted to 163.1321 shares of the Company common stock per $1 principal amount of 2017 Convertible Notes (equivalent to a price of approximately $ 6.13 per share) as a consequence of the arithmetic average of the daily volume weighted average price per share of the Company common stock for the period from January 17, 2012 to February 13, 2012 (both inclusive) was $2.76.

Revolving non-secured credit facility with Banco BICE

During 2007, Ultrapetrol Bahamas Ltd. entered into a three-year, $10,000, revolving non-secured credit facility with Banco BICE.  This loan accrued interest at LIBOR plus 1.625% per annum.

On October 8, 2010, we amended the credit agreement between us and Banco BICE. In connection with this amendment, the credit agreement was extended for one year and increased to $15,000, its margin was increased to 3.4% per annum over LIBOR and certain other changes were made to its guarantees and covenants. On October 14, 2010 we drew down $5,000 under the amended facility, resulting in a total of $15,000 drawn down under the credit facility with Banco BICE at December 31, 2010.

On April 14, 2011, we voluntarily prepaid $15,000 outstanding under the Banco BICE revolving non-secured credit facility together with accrued and unpaid interest to such date. The line remained fully available for drawdown until its final maturity on October 12, 2011.

On August 11, 2011, we drew down $10,500 under the revolving non-secured credit facility. Subsequently, the Company repaid $5,500 and $5,000 on October 26, 2011 and on November 25, 2011, respectively. There is not outstanding amount as of December 31, 2011.

Loans with DVB Bank AG (DVB AG)

a)
Senior secured term loan facility of up to $15,000:  On January 17, 2006 UP Offshore Apoio Maritimo Ltda. (UP Offshore Apoio) as Borrower, Packet Maritime Inc. (Packet) and Padow Shipping Inc. (Padow) as Guarantors and UP Offshore (Bahamas) Ltd. (UP Offshore) as Holding Company (all of these our subsidiaries in the Offshore Supply Business) entered into a senior secured term loan facility of up to $15,000 with DVB AG for the purposes of providing post delivery financing of our PSV named UP Agua Marinha.

This loan is divided into two tranches:

-
Tranche A, amounting to $13,000, accrues interest at LIBOR plus a margin of 1.20% per annum and shall be repaid by (i) 120 consecutive monthly installments of $75 each beginning in March 2006 and (ii) a balloon repayment of $4,000 together with the 120th installment.

-	Tranche B, amounting to $2,000 and accrues interest at LIBOR plus a margin of 1.20% per annum and shall be repaid by 36 consecutive monthly installments of $56 each beginning in March 2006.

For the year ended December 31, 2011, the weighted average interest rate was 1.46% and the respective interest rates ranged from 1.41% to 1.51%, including margins.

b)
Senior secured term loan facility of up to $61,306:  On December 28, 2006 UP Offshore (Bahamas) Ltd. as Borrower, Packet, Padow, UP Offshore Apoio and Topazio Shipping LLC (collectively the owners of our PSVs UP Safira, UP Esmeralda, UP Agua Marinha and UP Topazio) and Ultrapetrol (Bahamas) Limited as Guarantors entered into a senior secured term loan facility of up to $61,306 with DVB AG for the purposes of providing post delivery re-financing of our PSVs named UP Safira, UP Esmeralda and UP Topazio.

The loan bears interest at LIBOR plus 1.20% per annum with quarterly principal and interest payments and matures in December 2016.  The regularly scheduled principal payments are due quarterly and range from $1,075 to $1,325, with a balloon installment of $16,000 in December 2016. If a PSV is sold or becomes a total loss, the Borrower shall prepay the loan in an amount equal to the stipulated value of such PSV, which is initially stipulated in $18,750 and shall be reduced in the amount of $388 on each repayment date.

For the year ended December 31, 2011, the weighted average interest rate was 1.50% and the respective interest rates ranged from 1.45% to 1.54%, including margins.

c)
Senior secured term loan facility of up to $25,000:  On October 31, 2007 UP Offshore (Bahamas) Ltd. as Borrower entered into a senior secured term loan facility of up to $25,000 with DVB AG for the purposes of providing post delivery re-financing of our PSV named UP Diamante.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

The loan bears interest at LIBOR plus 1.50% per annum with quarterly principal and interest payments and matures in November 2017.  The regularly scheduled payments commenced in February 2008 and are comprised of 8 installments of $750 each, 24 of $500 each and 8 of $250 each with a balloon installment of $5,000 in November 2017.

For the year ended December 31, 2011, the weighted average interest rate was 1.78% and the respective interest rates ranged from 1.75% to 1.80%, including margins.

All of these loans are secured by a first priority mortgage on the UP Safira, UP Esmeralda, UP Topazio, UP Agua Marinha and UP Diamante a first priority assignment of the time charters, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, a first priority assignment of any charter, or other employment contracts exceeding 12 months and are jointly and severally irrevocable and unconditionally guaranteed by Packet, Padow, UP Offshore Apoio, Topazio Shipping LLC and Ultrapetrol (Bahamas) Limited.  The loans also contain customary covenants that limit, among other things, the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB AG may require the entire amount of the loans be immediately repaid in full.  Further, the loan agreements require that the PSVs pledged as security have an aggregate market value of at least 133.3% of the value of the loans.

At December 31, 2011 the combined outstanding principal balance under the loan agreements was $61,000 and the aggregate net book value of the assets pledged was $89,200.

Senior secured term loan facility with DVB Bank AG (DVB AG) and Natixis of up to $93,600

On June 24, 2008 Ingatestone Holdings Inc., as Borrower, and UP Offshore (Bahamas) Ltd., Bayshore Shipping Inc., Gracebay Shipping Inc., Springwater Shipping Inc. and Woodrow Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited, as joint and several Guarantors, entered into a senior secured term loan facility of up to $93,600 with DVB AG and Natixis (the "Banks"), as co-lender, to finance the construction and delivery of our PSVs being built in India.

On December 9, 2010, the Borrower, the Guarantors and the Banks amended the credit agreement.  In connection with this amendment, the margin of both tranches was increased, the repayment amount of Tranche A was increased by $38 to $288 and the availability period was extended through June 30, 2012, among other changes.  An amendment fee of 0.50% of the total amount of the loan was paid.

On November 30, 2011 the Borrower, the Guarantors and the Banks further amended the credit agreement. In connection with this amendment, the availability period was extended through December 31, 2012 in respect of the advances of Tranche A and through June 30, 2013 in respect of the advances of Tranche B, on a vessel by vessel basis.  An amendment fee of 0.20% of the total amount of the loan was paid.

A quarterly commitment fee is payable based on the average undrawn amount of the committed amount at a rate of 0.50% per annum through December 2010 and at a rate of 1.50% per annum thereafter.

This loan is divided into two tranches:

-
Tranche A, amounting to $60,000, to be made available for each ship in the amount of up to $15,000 in multiple advances for the payment of installments of the contract price due under the applicable shipbuilding contract.  This tranche accrues interest at LIBOR (base rate) plus a margin of 3.0% during each ship's construction period, and then the margin is lowered to 2.0% and shall be repaid by (i) quarterly installments of $288 per ship and (ii) a balloon repayment of all amounts outstanding at December 31, 2019.  The first quarterly repayment shall commence on the date falling three months after the delivery date of such ship.

During the pre-delivery period, advances of Tranche A in respect of each ship shall not exceed $3,450 per advance and in the aggregate for each ship the lesser of (i) 60% of the relevant construction cost and (ii) $13,800.

-
Tranche B, amounting to $33,600, to be made available for each ship in the amount of up to $8,400 in a single advance on the delivery date of such ship.  This tranche accrues interest at LIBOR (base rate) plus a margin of 2.0% per annum and shall be repaid by 20 quarterly installments of $420 per ship.  The first quarterly repayment shall commence on the date falling three months after the delivery date of such ship.

The Banks, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

For the year ended December 31, 2011, the weighted average interest rate was 3.86% and the respective interest rates ranged from 3.55% to 4.36%, including margins.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG.  The agreements governing the facility also contain customary events of default.  If an event of default occurs and is continuing, DVB AG and Natixis may require the entire amount of the loans be immediately repaid in full.

During the year ended December 31, 2011, the Company drew down $6,900 under Tranche A of this loan facility.

At December 31, 2011 the aggregate outstanding principal balance of the loan was $31,050.

Subsequent events

On January 24, 2012 we drew down $3,450 under Tranche A of this loan facility.

Seventeen-year term $18,730 credit facility with Brazilian Development Bank (BNDES)

On August 20, 2009, UP Offshore Apoio (our subsidiary in the Offshore Supply Business) as Obligor, UP Offshore (Bahamas) Ltd., as Facility Guarantor and Ultrapetrol (Bahamas) Ltd., as Limited Guarantor, entered into a seventeen-year fixed interest credit facility for $18,730 with BNDES to partially post-finance the construction of our PSV UP Rubi.

The loan shall be repaid by 204 consecutive monthly installments beginning in April 2010.  The loan accrues interest at 3% per annum.

On October 30, 2009, UP Offshore Apoio entered into a Standby Letter of Credit Facility Agreement (the "Letter") with DVB Bank SE relating to a $21,500 Standby Letter of Credit Facility which guarantees the BNDES credit facility from November 11, 2009 to November 11, 2013.  The Letter requires PSV UP Rubi to be pledged as security and its fair market value shall be not less than 133.3% of the outstanding amount of the Letter and is guaranteed by UP Offshore (Bahamas) Ltd. and Ultrapetrol (Bahamas) Limited as Facility Guarantor and Limited Guarantor, respectively.

Under the Letter, UP Offshore Apoio is to pay an up front fee equal to 1.5% of the outstanding amount, an annual commission fee fixed of 2.0% per annum on the outstanding amount and a fee equal to 1.0% on the settlement date on the settlement amount.

As Facility Guarantor, UP Offshore (Bahamas) Ltd. shall comply with certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000 during each financial year, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

At December 31, 2011, the outstanding principal balance under this loan agreement was $16,928 and the aggregate net book value of the asset pledged was $25,600.

Loan Agreement with DVB Bank SE (DVB SE) and Banco Security of up to $40,000:

On December 9, 2010 UP Offshore (Bahamas) Ltd., as Borrower, and Glasgow Shipping Inc. and Zubia Shipping Inc. (all of these our subsidiaries in the Offshore Supply Business) and Ultrapetrol (Bahamas) Limited and Corporación de Navegación Mundial S.A., as joint and several Guarantors, entered into a senior secured term loan facility of up to $40,000 with DVB SE and Banco Security, as co-lenders, to partially finance the construction and delivery of our two PSVs being constructed in China.

The loan is drawn in two advances, each in the amount of $20,000, on the delivery of each of the respective PSVs, accrues interest at LIBOR (base rate) plus a margin of 3.0% and shall be repaid by (i) 32 equal quarterly consecutive installments of $417 each, together with a balloon payment equal to the outstanding balance of such advance payable concurring with the last repayment installment in respect of such advance. The first installment in respect of each advance shall be repaid on the date falling three months after the drawdown date in respect of such advance and the last installment and balloon payment in respect of such advance shall be repaid on the earlier of the date falling eight years after the drawdown date in respect of such advance or December 31, 2018.

The co-lenders, at their discretion, may replace LIBOR as base rate for the interest calculation with their cost-of-funds rate.

For the year ended December 31, 2011, the weighted average interest rate was 4.11% and the respective interest rates ranged from 4.06% to 4.15%, including margins and interest rate swaps.

The loan contains customary covenants which are similar to the stipulated covenants in previous loans entered with DVB AG. The agreements governing the facility also contain customary events of default. If an event of default occurs and is continuing, DVB SE and Banco Security may require the entire amount of the loan be immediately repaid in full.

The loan is secured by a first priority mortgage on UP Turquoise and UP Jasper, a first priority assignment of the time charters, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, a first priority assignment of any charter, or other employment contracts exceeding 12 months.  Further, the loan agreements require that the PSVs pledged as security have an aggregate fair market value of at least 133.3% of the value of the loan during the period from the first drawdown date until the fourth anniversary thereof or at least 66.7% of the value of the loan at any time thereafter.

UP Offshore (Bahamas) Limited as Guarantor shall maintain certain financial covenants including: (i) an average balance of available cash in a demand deposit of not less than $5,000, (ii) an equity ratio of not less than 30%, (iii) a minimum equity of $75,000 and, (iv) a ratio of consolidated EBITDA to consolidated debt service of at least 1.5 (on a rolling four quarter basis, tested as of the last day of each fiscal quarter).

On December 16, 2010, we have drawn down the first advance of $20,000 in connection with the delivery of UP Turquoise.

On June 14, 2011, we have drawn down the second advance of $20,000 in connection with the delivery of UP Jasper.

At December 31, 2011 the outstanding principal balance was $37,500 and the aggregate net book value of the assets pledged was $53,100.

Senior secured term loan with Natixis of up to $13,616

On January 29, 2007 Stanyan Shipping Inc. (a wholly owned subsidiary in the Ocean Business and the owner of the Alejandrina) drew down an amount of $13,616 under a loan agreement with Natixis (the "Lender") to provide post-delivery financing secured by the vessel.  The loan, which matures in February 2017, shall be repaid by 40 equal quarterly installments of $227 with a balloon installment of $4,536.  The loan accrues interest at 6.38% per annum for the first five years of the loan and LIBOR plus 1.20% per annum thereafter.

The loan is secured by a mortgage on the Alejandrina, a first priority assignment of the time charters, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, a first priority assignment of any charter, or other employment contracts exceeding 12 months and is guaranteed by Ultrapetrol (Bahamas) Limited.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 125% of the aggregate value of the loan.  With respect to the above and in relation to any potential loan security shortfall, the Company provided an amount of $1,629 as additional security in accordance with the related loan agreement. Such amount represents restricted cash and it has been reflected under restricted cash, current in the accompanying consolidated balance sheet as of December 31, 2011.  On February 8, 2012, the Company further funded $442 in cash as additional security.

The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt. The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nataxis may require the entire amount of the loan be immediately repaid in full.

At December 31, 2011 the outstanding principal balance was $9,303 and the aggregate net book value of the assets pledged was $14,900.

Senior secured term loan with Nordea Bank Finland PLC (Nordea Bank) of $20,200

On November 30, 2007, Hallandale Commercial Corp. (our wholly owned subsidiary in the Ocean Business and the owner of the Amadeo) as Borrower, Ultrapetrol (Bahamas) Ltd., as Guarantor, and Tuebrook Holdings Inc. (our wholly owned subsidiary in the Ocean Business and the holding company of Hallandale Commercial Corp.), as Pledgor, entered into a $20,200 loan agreement with Nordea Bank for the purpose of providing post delivery financing of the vessel.

The loan after the voluntary prepayment of $4,143 on June 6, 2009, shall be repaid by (i) 6 consecutive quarterly installments of $588 each followed by 12 consecutive quarterly installments of $392 each, and (ii) a final balloon repayment of $4,076 payable simultaneously with the last installment.  The loan accrues interest at LIBOR plus 1.25% per annum.

For the year ended December 31, 2011, the weighted average interest rate was 1.55% and the respective interest rates ranged from 1.50% to 1.58%, including margins.

The loan is secured by a mortgage on the Amadeo vessel, a first priority assignment of the time charters, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, a first priority assignment of any charter, or other employment contracts exceeding 12 months and is jointly and severally irrevocably and unconditionally guaranteed by Ultrapetrol (Bahamas) Ltd.  The Lender may also require additional security, if at any time the fair market value of the ship becomes less than the 130% of the aggregate value of the loan.  The loan also contains customary covenants that limit, among other things, the Borrower's and the Guarantors' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, merge or consolidate, change lines of business and amend the terms of subordinated debt.  The agreement governing the facility also contains customary events of default. If an event of default occurs and is continuing, Nordea Bank may require the entire amount of the loan be immediately repaid in full.

As Guarantor, Ultrapetrol (Bahamas) Ltd. shall maintain certain financial covenants including: (i) a ratio of financial indebtedness to tangible net worth of not greater than 2.5 to 1.0 and (ii) a EBITDA to interest expense of not less than 2.0 for the last four fiscal quarters prior to the relevant date of calculation.

The aggregate outstanding principal balance of the loan was $7,212 at December 31, 2011, and the aggregate net book value of the asset pledged was $22,800.

Loan with International Finance Corporation ("IFC") and OPEC Fund for International Development (OFID)

a)	2008 Loan facility of up to $25,000

On September 15, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,087 for the first 9 payments and $1,902 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2011, the weighted average interest rate was 4.61% and the respective interest rates ranged from 4.44% to 4.94%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

As Guarantor, UABL Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0 for the last four fiscal quarters prior to the relevant date of calculation.

b)	2008 Loan facility of up to $35,000

On September 15, 2008 UABL Barges (Panama) Inc., UABL Towing Services S.A., Marine Financial Investment Corp. and Eastham Barges Inc. (all our subsidiaries in the River Business), as Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance:  (i) the replacement of existing pushboat engines and conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $1,522 for the first 9 payments and $2,663 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio as indicated in the agreement.

For the year ended December 31, 2011, the weighted average interest rate was 4.61% and the respective interest rates ranged from 4.44% to 4.94%, including margins and interest rate collar.

The loan is secured by a mortgage on part of our Liberian River Business fleet.  The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the each Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.

As Guarantor, UABL Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

c)	2008 Parallel Loan facility of up to $15,000

On November 28, 2008 UABL Paraguay S.A. (our subsidiary in the River Business), as Borrower, UABL (Bahamas) Limited as Guarantor and OFID entered into a loan agreement of up to $15,000 to partially finance:  (i) the replacement of existing pushboat engines and the conversion of pushboats to install such engines, (ii) the enlargement and re-bottoming of existing barges, (iii) the construction and acquisition of additional pushboats and barges and (iv) supplies and related equipment for the foregoing.

The loan shall be repaid in semi-annual installments of $652 for the first 9 payments and $1,141 for the last 8 payments, beginning in June 2012.  The loan accrues interest at LIBOR plus a margin which will be calculated considering a percentage ranging between 1.875% to 3.250% obtained from the Guarantor Prospective Debt Service Coverage Ratio.

For the year ended December 31, 2011, the weighted average interest rate was 4.61% and the respective interest rates ranged from 4.44% to 4.94%, including margins and interest rate collar.

The loan is secured by a mortgage on a portion of our Liberian River Business fleet. The loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2008 loans facility to be 1.3 during the period between the first disbursement of the loan and November 24, 2013 (one year prior to the final maturity date of the 2014 Senior Notes) and at all time thereafter 1.6.  The loan contains various restrictive covenants, among others, that limit the Borrower's ability to declare or pay any dividend, incur capital expenditures, leases, enter into any derivative transaction, except hedging arrangements for fuel.  The Borrower shall maintain certain financial covenants including: (i) a debt to equity ratio of not more than 2.0 and (ii) a historical debt service coverage ratio of not less than 1.0.
As Guarantor, UABL Limited shall maintain certain financial covenants including; (i) a consolidated debt to equity ratio of no more than 1.4, (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.3 and (iii) a consolidated current ratio of at least 1.0.

d)	2011 Loan facility of up to $15,000

On December 2, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and IFC entered into a loan agreement to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $882 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

For the year ended December 31, 2011, the weighted average interest rate was 5.34%, including margins and interest rate collar.

The loan is secured by a mortgage principally on part of our Paraguayan and Liberian River Business fleet.   The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

e)	2011 Parallel Loan facility of up to $10,000

On December 15, 2011 UABL Paraguay S.A. and Riverpar S.A. (our subsidiaries in the River Business), as joint and several Borrowers, UABL (Bahamas) Limited as Guarantor and OFID entered into a parallel loan agreements to partially finance: (i) the construction and acquisition of 64 additional barges, (ii) the modification to 9 existing pushboats necessary to replace their engines, (iii) the re-bottoming of 50 existing barges, and (iv) the construction and acquisition of additional pushboats and ancillary equipment.

The loan shall be repaid in semi-annual installments of $588 beginning on June 15, 2013 and ending on June 15, 2021. The loan accrues interest at LIBOR plus a margin of 3.65% per annum.

The loan is secured through a collateral sharing agreement with the IFC. The loan agreement requires that the aggregate fair market value of the Paraguayan and others mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at any time prior to the refinancing of the 2014 Senior Notes not less than 3.0 and at any time thereafter, not less than 1.6. Further, the loan agreement requires that the aggregate fair market value of the Liberian mortgaged barges and pushboats dividing by the outstanding amount of the 2011 loans facility to be at all times equal to or higher than 3.0.

The loan contains various restrictive covenants, among others, that limit the Borrowers' ability to incur additional indebtedness, grant liens over their assets, sell assets, pay dividends, repay indebtedness, incur capital expenditures, leases and enter into any derivative transaction, except hedging agreements for fuel, interest rate or foreign currency in the ordinary course of business. The Borrowers shall maintain certain financial covenants including: (i) a debt to equity ratio on a consolidated basis of not more than 2.0 and (ii) a historical debt service coverage ratio on a consolidated basis of not less than 1.2 for the last four fiscal quarters prior to the relevant date of calculation.

The agreements governing the facilities also contain customary events of default. If an event of default occurs and is continuing, IFC and OFID may require the entire amount of the loan be immediately repaid in full.

At December 31, 2011 the Company has not made draw downs under the 2011 Parallel Loan facility.

At December 31, 2011, the aggregate outstanding principal balance under 2008 and 2011 loan agreements with OFID and IFC was $90,000 and the aggregate net book value of the assets pledged was $109,200.

Subsequent events

On January 26, 2012 the Company drew down $10,000 under the 2011 Parallel Loan facility.